Distribution Date:	12/17/24	Benchmark 2021-B29 Mortgage Trust
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2021-B29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	4		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	5		200 West Street | New York, NY 10282 | United States
Additional Information	6	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bond / Collateral Reconciliation - Cash Flows	7		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Balances	8				trustadministrationgroup@computershare.com
Current Mortgage Loan and Property Stratification	9-13		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 2)	16-18		Executive Vice President - Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	19		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Historical Detail	20	Special Servicer	LNR Partners, LLC
Delinquency Loan Detail	21		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	22		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	23	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	24	Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Modified Loan Detail	25
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	26	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Bond / Collateral Loss Reconciliation Detail	27		Bank, N.A.
Interest Shortfall Detail - Collateral Level	28		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Supplemental Notes	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163JAA2	0.709700%	20,710,000.00	8,678,376.47	409,139.93	5,132.54	0.00	0.00	414,272.47	8,269,236.54	25.37%	25.10%
A-2	08163JAB0	2.024400%	78,526,000.00	78,526,000.00	0.00	132,473.36	0.00	0.00	132,473.36	78,526,000.00	25.37%	25.10%
A-3	08163JAC8	2.284000%	177,306,000.00	177,306,000.00	0.00	337,472.42	0.00	0.00	337,472.42	177,306,000.00	25.37%	25.10%
A-4	08163JAD6	2.138000%	149,000,000.00	149,000,000.00	0.00	265,468.33	0.00	0.00	265,468.33	149,000,000.00	25.37%	25.10%
A-5	08163JAE4	2.387900%	295,684,000.00	295,684,000.00	0.00	588,386.52	0.00	0.00	588,386.52	295,684,000.00	25.37%	25.10%
A-SB	08163JAF1	2.205000%	24,171,000.00	24,171,000.00	0.00	44,414.21	0.00	0.00	44,414.21	24,171,000.00	25.37%	25.10%
A-S	08163JAJ3	2.611900%	74,540,000.00	74,540,000.00	0.00	162,242.52	0.00	0.00	162,242.52	74,540,000.00	25.37%	25.10%
B	08163JAK0	2.453400%	51,912,000.00	51,912,000.00	0.00	106,134.08	0.00	0.00	106,134.08	51,912,000.00	20.57%	20.36%
C	08163JAL8	2.751700%	53,242,000.00	53,242,000.00	0.00	122,088.34	0.00	0.00	122,088.34	53,242,000.00	15.65%	15.50%
D	08163JAV6	2.000000%	33,277,000.00	33,277,000.00	0.00	55,461.67	0.00	0.00	55,461.67	33,277,000.00	12.57%	12.46%
E	08163JAX2	2.000000%	27,953,000.00	27,953,000.00	0.00	46,588.33	0.00	0.00	46,588.33	27,953,000.00	9.99%	9.90%
F	08163JAZ7	2.303652%	26,621,000.00	26,621,000.00	0.00	51,104.61	0.00	0.00	51,104.61	26,621,000.00	7.53%	7.47%
G	08163JBB9	2.303652%	10,648,000.00	10,648,000.00	0.00	20,441.08	0.00	0.00	20,441.08	10,648,000.00	6.54%	6.50%
H*	08163JBD5	2.303652%	41,263,977.00	41,263,977.00	0.00	73,805.05	0.00	0.00	73,805.05	41,263,977.00	2.73%	2.73%
RR	08163JBJ2	3.303652%	29,899,402.00	29,561,573.20	11,488.00	81,232.40	0.00	0.00	92,720.40	29,550,085.20	0.00%	0.00%
RR Interest	N/A	3.303652%	26,145,545.00	25,850,130.45	10,045.68	71,033.71	0.00	0.00	81,079.39	25,840,084.77	0.00%	0.00%
S	08163JBM5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163JBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,120,898,924.00	1,108,234,057.12	430,673.61	2,163,479.17	0.00	0.00	2,594,152.78	1,107,803,383.51

X-A	08163JAG9	1.022806%	819,937,000.00	807,905,376.47	0.00	688,608.90	0.00	0.00	688,608.90	807,496,236.54
X-B	08163JAH7	0.699216%	105,154,000.00	105,154,000.00	0.00	61,271.13	0.00	0.00	61,271.13	105,154,000.00
X-D	08163JAM6	1.303652%	61,230,000.00	61,230,000.00	0.00	66,518.87	0.00	0.00	66,518.87	61,230,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	08163JAP9	1.000000%	26,621,000.00	26,621,000.00	0.00	22,184.17	0.00	0.00	22,184.17	26,621,000.00
X-G	08163JAR5	1.000000%	10,648,000.00	10,648,000.00	0.00	8,873.33	0.00	0.00	8,873.33	10,648,000.00
X-H	08163JAT1	1.000000%	41,263,977.00	41,263,977.00	0.00	34,386.65	0.00	0.00	34,386.65	41,263,977.00
Notional SubTotal			1,064,853,977.00	1,052,822,353.47	0.00	881,843.05	0.00	0.00	881,843.05	1,052,413,213.54

Deal Distribution Total					430,673.61	3,045,322.22	0.00	0.00	3,475,995.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163JAA2	419.04280396	19.75567021	0.24782907	0.00000000	0.00000000	0.00000000	0.00000000	20.00349928	399.28713375
A-2	08163JAB0	1,000.00000000	0.00000000	1.68699997	0.00000000	0.00000000	0.00000000	0.00000000	1.68699997	1,000.00000000
A-3	08163JAC8	1,000.00000000	0.00000000	1.90333333	0.00000000	0.00000000	0.00000000	0.00000000	1.90333333	1,000.00000000
A-4	08163JAD6	1,000.00000000	0.00000000	1.78166664	0.00000000	0.00000000	0.00000000	0.00000000	1.78166664	1,000.00000000
A-5	08163JAE4	1,000.00000000	0.00000000	1.98991667	0.00000000	0.00000000	0.00000000	0.00000000	1.98991667	1,000.00000000
A-SB	08163JAF1	1,000.00000000	0.00000000	1.83749990	0.00000000	0.00000000	0.00000000	0.00000000	1.83749990	1,000.00000000
A-S	08163JAJ3	1,000.00000000	0.00000000	2.17658331	0.00000000	0.00000000	0.00000000	0.00000000	2.17658331	1,000.00000000
B	08163JAK0	1,000.00000000	0.00000000	2.04449992	0.00000000	0.00000000	0.00000000	0.00000000	2.04449992	1,000.00000000
C	08163JAL8	1,000.00000000	0.00000000	2.29308328	0.00000000	0.00000000	0.00000000	0.00000000	2.29308328	1,000.00000000
D	08163JAV6	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
E	08163JAX2	1,000.00000000	0.00000000	1.66666655	0.00000000	0.00000000	0.00000000	0.00000000	1.66666655	1,000.00000000
F	08163JAZ7	1,000.00000000	0.00000000	1.91971038	0.00000000	0.00000000	0.00000000	0.00000000	1.91971038	1,000.00000000
G	08163JBB9	1,000.00000000	0.00000000	1.91971074	0.00000000	0.00000000	0.00000000	0.00000000	1.91971074	1,000.00000000
H	08163JBD5	1,000.00000000	0.00000000	1.78860729	0.13110297	0.99668507	0.00000000	0.00000000	1.78860729	1,000.00000000
RR	08163JBJ2	988.70115195	0.38422173	2.71685701	0.00508037	0.03889509	0.00000000	0.00000000	3.10107874	988.31693022
RR Interest	N/A	988.70115157	0.38422148	2.71685712	0.00508041	0.03889458	0.00000000	0.00000000	3.10107860	988.31693009
S	08163JBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163JBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08163JAG9	985.32616100	0.00000000	0.83983147	0.00000000	0.00000000	0.00000000	0.00000000	0.83983147	984.82717153
X-B	08163JAH7	1,000.00000000	0.00000000	0.58267997	0.00000000	0.00000000	0.00000000	0.00000000	0.58267997	1,000.00000000
X-D	08163JAM6	1,000.00000000	0.00000000	1.08637710	0.00000000	0.00000000	0.00000000	0.00000000	1.08637710	1,000.00000000
X-F	08163JAP9	1,000.00000000	0.00000000	0.83333346	0.00000000	0.00000000	0.00000000	0.00000000	0.83333346	1,000.00000000
X-G	08163JAR5	1,000.00000000	0.00000000	0.83333302	0.00000000	0.00000000	0.00000000	0.00000000	0.83333302	1,000.00000000
X-H	08163JAT1	1,000.00000000	0.00000000	0.83333339	0.00000000	0.00000000	0.00000000	0.00000000	0.83333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/24 - 11/30/24	30	0.00	5,132.54	0.00	5,132.54	0.00	0.00	0.00	5,132.54	0.00
A-2	11/01/24 - 11/30/24	30	0.00	132,473.36	0.00	132,473.36	0.00	0.00	0.00	132,473.36	0.00
A-3	11/01/24 - 11/30/24	30	0.00	337,472.42	0.00	337,472.42	0.00	0.00	0.00	337,472.42	0.00
A-4	11/01/24 - 11/30/24	30	0.00	265,468.33	0.00	265,468.33	0.00	0.00	0.00	265,468.33	0.00
A-5	11/01/24 - 11/30/24	30	0.00	588,386.52	0.00	588,386.52	0.00	0.00	0.00	588,386.52	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	44,414.21	0.00	44,414.21	0.00	0.00	0.00	44,414.21	0.00
X-A	11/01/24 - 11/30/24	30	0.00	688,608.90	0.00	688,608.90	0.00	0.00	0.00	688,608.90	0.00
A-S	11/01/24 - 11/30/24	30	0.00	162,242.52	0.00	162,242.52	0.00	0.00	0.00	162,242.52	0.00
B	11/01/24 - 11/30/24	30	0.00	106,134.08	0.00	106,134.08	0.00	0.00	0.00	106,134.08	0.00
C	11/01/24 - 11/30/24	30	0.00	122,088.34	0.00	122,088.34	0.00	0.00	0.00	122,088.34	0.00
X-B	11/01/24 - 11/30/24	30	0.00	61,271.13	0.00	61,271.13	0.00	0.00	0.00	61,271.13	0.00
X-D	11/01/24 - 11/30/24	30	0.00	66,518.87	0.00	66,518.87	0.00	0.00	0.00	66,518.87	0.00
X-F	11/01/24 - 11/30/24	30	0.00	22,184.17	0.00	22,184.17	0.00	0.00	0.00	22,184.17	0.00
X-G	11/01/24 - 11/30/24	30	0.00	8,873.33	0.00	8,873.33	0.00	0.00	0.00	8,873.33	0.00
X-H	11/01/24 - 11/30/24	30	0.00	34,386.65	0.00	34,386.65	0.00	0.00	0.00	34,386.65	0.00
D	11/01/24 - 11/30/24	30	0.00	55,461.67	0.00	55,461.67	0.00	0.00	0.00	55,461.67	0.00
E	11/01/24 - 11/30/24	30	0.00	46,588.33	0.00	46,588.33	0.00	0.00	0.00	46,588.33	0.00
F	11/01/24 - 11/30/24	30	0.00	51,104.61	0.00	51,104.61	0.00	0.00	0.00	51,104.61	0.00
G	11/01/24 - 11/30/24	30	0.00	20,441.08	0.00	20,441.08	0.00	0.00	0.00	20,441.08	0.00
H	11/01/24 - 11/30/24	30	35,648.92	79,214.88	0.00	79,214.88	5,409.83	0.00	0.00	73,805.05	41,127.19
RR	11/01/24 - 11/30/24	30	1,008.26	81,384.30	0.00	81,384.30	151.90	0.00	0.00	81,232.40	1,162.94
RR Interest	11/01/24 - 11/30/24	30	881.66	71,166.54	0.00	71,166.54	132.83	0.00	0.00	71,033.71	1,016.92
Totals			37,538.84	3,051,016.78	0.00	3,051,016.78	5,694.56	0.00	0.00	3,045,322.22	43,307.05

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	3,475,995.83
Non-VRR Available Funds	3,302,196.05
VRR Available Funds	173,799.79
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,064,363.83	Master Servicing Fee	5,164.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,344.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	461.76
ARD Interest	0.00	Operating Advisor Fee	1,172.88
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,064,363.83	Total Fees	13,347.03

Principal		Expenses/Reimbursements
Scheduled Principal	430,673.61	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,674.13
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	430,673.61	Total Expenses/Reimbursements	5,694.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,045,322.22
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	430,673.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,475,995.83
Total Funds Collected	3,495,037.44	Total Funds Distributed	3,495,037.42

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,108,234,057.82	1,108,234,057.82	Beginning Certificate Balance	1,108,234,057.12
(-) Scheduled Principal Collections	430,673.61	430,673.61	(-) Principal Distributions	430,673.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,107,803,384.21	1,107,803,384.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,108,281,615.29	1,108,281,615.29	Ending Certificate Balance	1,107,803,383.51
Ending Actual Collateral Balance	1,107,860,864.55	1,107,860,864.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	17	105,351,662.77	9.51%	69	3.7198	2.153974	Less than 1.5100000	7	88,942,665.64	8.03%	81	3.8824	1.006914
10,000,000 to $19,999,999	15	209,336,132.29	18.90%	71	3.3279	2.491735	1.5100000 to 1.700000	2	33,487,293.30	3.02%	66	3.8104	1.591542
20,000,000 to 29,999,999	16	371,443,870.81	33.53%	66	3.4260	2.303150	1.7100000 to 2.000000	12	250,709,184.35	22.63%	52	3.2109	1.824850
30,000,000 to 49,999,999	6	211,671,718.34	19.11%	74	3.1790	2.221328	2.0100000 to 2.500000	20	411,373,240.92	37.13%	74	3.2576	2.242567
50,000,000 or 99,999,999	4	210,000,000.00	18.96%	71	3.0554	2.702857	2.5100000 to 3.000000	11	188,791,000.00	17.04%	78	3.4046	2.723993
100,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	3.010000 to 4.00000	2	26,000,000.00	2.35%	77	3.2731	3.716154
Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736	4.100000 or greater	4	108,500,000.00	9.79%	69	3.0395	4.682396
							Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	5	107,214,102.87	9.68%	79	2.9476	2.276106	South Carolina	1	4,612,781.55	0.42%	81	3.7900	2.500000
Arkansas	1	6,320,000.00	0.57%	81	3.3000	1.310000	Tennessee	1	27,691,183.36	2.50%	80	4.0900	1.170000
California	6	150,460,000.00	13.58%	70	3.1959	2.475029	Texas	5	175,894,293.30	15.88%	81	3.3492	3.265506
Colorado	2	6,152,852.98	0.56%	80	3.6430	2.668577	Virginia	3	12,000,000.00	1.08%	81	2.9500	3.850000
Connecticut	2	8,000,000.00	0.72%	81	2.9500	3.850000	Washington	1	6,810,000.00	0.61%	80	3.4500	2.740000
Florida	1	5,475,000.00	0.49%	81	3.3000	2.090000	Wisconsin	6	11,694,709.83	1.06%	47	3.0942	1.919823
Georgia	5	14,569,221.94	1.32%	81	3.9418	1.931673	Totals	90	1,107,803,384.21	100.00%	70	3.3180	2.384736
Illinois	10	26,755,227.52	2.42%	76	3.3235	2.780135
									Property Type³
Indiana	1	404,661.42	0.04%	79	3.1650	2.930000
Iowa	2	12,401,151.27	1.12%	80	3.3807	1.971218		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	11,348,453.64	1.02%	80	3.9321	2.106585		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	3	1,305,565.54	0.12%	79	3.1650	2.930000	Industrial	9	105,845,183.36	9.55%	65	3.7858	2.480970
Maryland	2	4,483,409.51	0.40%	52	3.1060	2.087715	Lodging	2	17,865,131.07	1.61%	80	4.1399	1.759787
Massachusetts	1	4,340,036.53	0.39%	45	3.0900	1.860000	Mixed Use	5	150,690,854.28	13.60%	69	3.2491	2.202082
Michigan	1	7,153,906.36	0.65%	45	3.0900	1.860000	Multi-Family	9	189,632,716.00	17.12%	76	3.5556	1.918455
Missouri	1	12,500,000.00	1.13%	82	3.4400	2.510000	Office	8	255,654,221.32	23.08%	62	2.9384	2.089897
Nebraska	1	12,653,243.85	1.14%	81	4.1500	0.570000	Other	1	25,000,000.00	2.26%	81	2.2950	4.820000
New Jersey	3	19,169,387.16	1.73%	55	3.7886	2.039638	Retail	48	331,396,553.59	29.91%	71	3.3880	2.707629
New York	10	319,973,099.00	28.88%	62	3.1730	2.244290	Self Storage	8	31,718,724.60	2.86%	81	3.3347	3.154459
North Carolina	4	42,780,793.31	3.86%	39	3.6204	2.089705	Totals	90	1,107,803,384.21	100.00%	70	3.3180	2.384736
North Dakota	1	5,895,854.28	0.53%	80	3.4500	2.190000
Ohio	2	2,521,388.75	0.23%	80	3.3270	2.012837
Oklahoma	2	7,718,225.79	0.70%	80	3.4135	2.764327
Pennsylvania	4	58,004,834.47	5.24%	75	3.6510	1.519607
Rhode Island	1	21,500,000.00	1.94%	45	4.0000	2.490000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.000 or less	14	344,200,000.00	31.07%	68	2.8066	2.364155	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001 to 3.250	6	177,256,718.34	16.00%	72	3.1447	3.260471	13 months or greater	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
	3.251 to 3.500	14	215,431,939.10	19.45%	79	3.4301	2.375815	Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
	3.501 to 3.750	12	196,542,032.12	17.74%	70	3.6189	1.969184
	3.751 to 4.000	4	71,018,238.73	6.41%	54	3.8635	2.753047
	4.001 or greater	8	103,354,455.92	9.33%	59	4.1376	1.507100
	Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	58	1,107,803,384.21	100.00%	70	3.3180	2.384736	Interest Only	42	842,076,000.00	76.01%	70	3.2033	2.602471
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	299 or Less	2	33,587,037.64	3.03%	80	3.9777	1.349050
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 or greater	14	232,140,346.57	20.96%	68	3.6386	1.744762
	Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736	Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	19,500,000.00	1.76%	21	3.8150	4.120000			No outstanding loans in this group
	12 months or less	55	1,057,798,063.87	95.49%	70	3.2989	2.398499
	13 months to 24 months	2	30,505,320.34	2.75%	81	3.6623	0.798234
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	58	1,107,803,384.21	100.00%	70	3.3180	2.384736
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-C-4	30320125	OF	New York	NY	Actual/360	2.725%	113,527.87	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	12/06/24
1A-1-C-7	30320126				Actual/360	2.725%	45,411.15	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	12/06/24
1A-1-C-8	30320127				Actual/360	2.725%	5,344.59	0.00	0.00	N/A	08/06/28	--	2,353,868.00	2,353,868.00	12/06/24
1A-2-C-2	30320128				Actual/360	2.725%	45,411.15	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	12/06/24
1A-2-C-3	30320129				Actual/360	2.725%	44,607.67	0.00	0.00	N/A	08/06/28	--	19,646,132.00	19,646,132.00	12/06/24
2A-1-C1	30320130	OF	San Jose	CA	Actual/360	2.970%	148,500.00	0.00	0.00	08/01/31	11/01/34	--	60,000,000.00	60,000,000.00	12/01/24
2A-1-C2	30320131				Actual/360	2.970%	95,782.50	0.00	0.00	08/01/31	11/01/34	--	38,700,000.00	38,700,000.00	12/01/24
3A1	30320009	MU	Tempe	AZ	Actual/360	2.840%	76,916.67	0.00	0.00	N/A	08/06/31	--	32,500,000.00	32,500,000.00	12/06/24
3A3	30320011				Actual/360	2.840%	47,333.33	0.00	0.00	N/A	08/06/31	--	20,000,000.00	20,000,000.00	12/06/24
3A4	30320012				Actual/360	2.840%	35,500.00	0.00	0.00	N/A	08/06/31	--	15,000,000.00	15,000,000.00	12/06/24
3A5	30320013				Actual/360	2.840%	26,033.33	0.00	0.00	N/A	08/06/31	--	11,000,000.00	11,000,000.00	12/06/24
3A6	30320014				Actual/360	2.840%	23,666.67	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	12/06/24
4A1	30507213	MF	New York	NY	Actual/360	3.450%	143,750.00	0.00	0.00	N/A	08/06/31	--	50,000,000.00	50,000,000.00	12/06/24
4A2	30507578				Actual/360	3.450%	86,250.00	0.00	0.00	N/A	08/06/31	--	30,000,000.00	30,000,000.00	12/06/24
5A-3-1	30320132	RT	Austin	TX	Actual/360	3.094%	128,916.67	0.00	0.00	N/A	07/01/31	--	50,000,000.00	50,000,000.00	12/01/24
5A-3-3	30320133				Actual/360	3.094%	36,096.67	0.00	0.00	N/A	07/01/31	--	14,000,000.00	14,000,000.00	12/01/24
6	30507766	RT	Various	Various	Actual/360	3.090%	102,296.27	74,988.74	0.00	N/A	09/06/28	--	39,726,707.08	39,651,718.34	12/06/24
7	30507763	RT	Grand Prairie	TX	Actual/360	3.250%	110,554.17	0.00	0.00	N/A	10/01/31	--	40,820,000.00	40,820,000.00	12/01/24
8	30507607	IN	Chattanooga	TN	Actual/360	4.090%	94,604.96	65,773.53	0.00	N/A	08/06/31	--	27,756,956.89	27,691,183.36	12/06/24
9A2	30507624	RT	College Point	NY	Actual/360	3.566%	89,150.00	0.00	0.00	N/A	07/06/31	--	30,000,000.00	30,000,000.00	12/06/24
10	30530160	MF	Philadelphia	PA	Actual/360	3.560%	80,799.60	50,396.58	0.00	N/A	09/06/31	--	27,235,819.28	27,185,422.70	11/06/24
11	30320134	RT	Charlotte	NC	Actual/360	3.630%	84,380.06	45,674.78	0.00	N/A	09/06/26	--	27,894,234.46	27,848,559.68	12/06/24
12	30507656	MU	Bronx	NY	Actual/360	4.120%	95,103.33	0.00	0.00	N/A	09/06/26	--	27,700,000.00	27,700,000.00	12/06/24
13	30320135	MF	Pasadena	TX	Actual/360	3.740%	79,188.25	45,699.80	0.00	N/A	09/06/31	--	25,407,993.10	25,362,293.30	12/06/24
14	30530164	98	New York	NY	Actual/360	2.295%	47,812.50	0.00	0.00	09/06/31	09/06/33	09/06/31	25,000,000.00	25,000,000.00	12/06/24
15	30507775	IN	Houston	TX	Actual/360	3.650%	72,650.21	0.00	0.00	N/A	09/06/31	--	23,885,000.00	23,885,000.00	12/06/24
16	30507652	RT	Various	PA	Actual/360	3.800%	68,583.66	38,586.53	0.00	N/A	09/01/31	--	21,657,998.30	21,619,411.77	12/01/24
17	30507764	RT	Midlothian	TX	Actual/360	3.500%	63,662.08	0.00	0.00	N/A	10/01/31	--	21,827,000.00	21,827,000.00	12/01/24
18	30507544	IN	Various	Various	Actual/360	3.450%	62,646.25	0.00	0.00	N/A	08/06/31	--	21,790,000.00	21,790,000.00	12/06/24
19	30507735	MF	Pawtucket	RI	Actual/360	4.000%	71,666.67	0.00	0.00	N/A	09/01/28	--	21,500,000.00	21,500,000.00	12/01/24
20A2	30507648	Various Various		Various	Actual/360	3.165%	52,842.31	0.00	0.00	N/A	07/01/31	--	20,035,000.00	20,035,000.00	12/01/24
21	30507679	SS	Various	Various	Actual/360	2.950%	49,166.67	0.00	0.00	N/A	09/06/31	--	20,000,000.00	20,000,000.00	12/06/24
22	30507659	IN	Various	CA	Actual/360	3.815%	61,993.75	0.00	0.00	N/A	09/01/26	--	19,500,000.00	19,500,000.00	12/01/24
23	30507783	RT	Sacramento	CA	Actual/360	3.280%	50,457.33	0.00	0.00	N/A	09/11/31	--	18,460,000.00	18,460,000.00	12/11/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	30507767	MU	Brooklyn	NY	Actual/360	3.630%	54,450.00	0.00	0.00	N/A	09/06/31	--	18,000,000.00	18,000,000.00	12/06/24
25	30507698	RT	Lincoln	NE	Actual/360	4.150%	43,832.98	21,353.48	0.00	N/A	09/06/31	--	12,674,597.33	12,653,243.85	12/06/24
26	30507610	OF	Chicago	IL	Actual/360	3.500%	38,879.17	0.00	0.00	N/A	08/01/31	--	13,330,000.00	13,330,000.00	12/01/24
27	30507654	OF	Sunnyside	NY	Actual/360	3.200%	34,000.00	0.00	0.00	N/A	09/06/31	--	12,750,000.00	12,750,000.00	12/06/24
28	30507751	RT	Lees Summit	MO	Actual/360	3.440%	35,833.33	0.00	0.00	N/A	10/01/31	--	12,500,000.00	12,500,000.00	12/01/24
29	30530162	MF	Waukee	IA	Actual/360	3.390%	33,589.25	0.00	0.00	N/A	08/06/31	--	11,890,000.00	11,890,000.00	12/06/24
30	30507640	RT	Phoenix	AZ	Actual/360	3.550%	29,673.36	18,673.56	0.00	N/A	08/06/31	--	10,030,430.00	10,011,756.44	12/06/24
31	30507575	MU	Mahwah	NJ	Actual/360	3.630%	32,049.88	0.00	0.00	N/A	08/06/31	--	10,595,000.00	10,595,000.00	12/06/24
32	30507638	LO	Bowling Green	KY	Actual/360	4.050%	33,251.44	15,979.55	0.00	N/A	08/06/31	--	9,852,277.35	9,836,297.80	12/06/24
33	30530163	OF	Bristol	PA	Actual/360	3.570%	27,370.00	0.00	0.00	N/A	09/06/28	--	9,200,000.00	9,200,000.00	12/06/24
34	30507723	LO	Atlanta	GA	Actual/360	4.250%	28,482.67	13,332.22	0.00	N/A	09/01/31	--	8,042,165.49	8,028,833.27	12/01/24
35	30507653	SS	Various	Various	Actual/360	3.790%	26,566.38	12,693.34	0.00	N/A	09/06/31	--	8,411,520.30	8,398,826.96	12/06/24
36	30507657	IN	North Bergen	NJ	Actual/360	4.030%	27,286.46	0.00	0.00	N/A	09/06/26	--	8,125,000.00	8,125,000.00	12/06/24
37	30507699	OF	Westlake Village	CA	Actual/360	3.420%	22,230.00	0.00	0.00	N/A	09/06/28	--	7,800,000.00	7,800,000.00	12/06/24
38	30507617	MU	Minot	ND	Actual/360	3.450%	16,994.20	15,173.11	0.00	N/A	08/06/31	--	5,911,027.39	5,895,854.28	12/06/24
39	30507700	MF	New York	NY	Actual/360	3.450%	18,400.00	0.00	0.00	N/A	09/06/31	--	6,400,000.00	6,400,000.00	12/06/24
40	30320136	MF	Little Rock	AR	Actual/360	3.300%	17,380.00	0.00	0.00	N/A	09/06/31	--	6,320,000.00	6,320,000.00	12/06/24
41	30320137	RT	Los Angeles	CA	Actual/360	4.350%	21,750.00	0.00	0.00	N/A	03/06/30	--	6,000,000.00	6,000,000.00	12/06/24
42	30507733	MF	Bronx	NY	Actual/360	3.510%	16,087.50	0.00	0.00	N/A	09/06/31	--	5,500,000.00	5,500,000.00	12/06/24
43	30320138	MF	Pensacola	FL	Actual/360	3.300%	15,056.25	0.00	0.00	N/A	09/06/31	--	5,475,000.00	5,475,000.00	12/06/24
44	30507616	IN	Greeley	CO	Actual/360	3.700%	14,966.50	0.00	0.00	N/A	08/06/31	--	4,854,000.00	4,854,000.00	12/06/24
45	30507730	RT	Maricopa	AZ	Actual/360	3.640%	12,436.67	0.00	0.00	N/A	09/06/31	--	4,100,000.00	4,100,000.00	12/06/24
46	30507727	RT	Various	Various	Actual/360	3.430%	10,722.09	7,083.76	0.00	N/A	09/06/31	--	3,751,168.58	3,744,084.82	11/06/24
47	30507781	SS	Fayetteville	NC	Actual/360	4.500%	12,469.36	5,264.63	0.00	N/A	10/06/31	--	3,325,162.27	3,319,897.64	12/06/24
Totals							3,064,363.83	430,673.61	0.00				1,108,234,057.82	1,107,803,384.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-C-4	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-7	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-C-8	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-2	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-2-C-3	59,539,376.00	60,760,185.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-C1	25,270,186.00	26,175,034.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-C2	25,270,186.00	26,175,034.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	11,092,745.41	8,647,247.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	11,092,745.41	8,647,247.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A4	11,092,745.41	8,647,247.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A5	11,092,745.41	8,647,247.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A6	11,092,745.41	8,647,247.10	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	14,190,086.41	10,465,462.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	14,190,086.41	10,465,462.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-1	34,525,177.00	33,010,950.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-3-3	34,525,177.00	33,010,950.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,996,973.02	3,976,537.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,888,376.61	3,698,915.42	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,930,287.49	2,436,808.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	5,974,133.12	6,063,173.68	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,309,554.23	0.00	--	--	--	0.00	0.00	131,139.44	131,139.44	0.00	0.00
11	3,066,905.00	3,579,675.00	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,152,620.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,455,669.48	2,464,097.57	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,741,205.75	2,822,074.53	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,293,087.00	2,318,770.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,465,107.15	688,912.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,258,778.50	2,417,944.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	2,057,802.56	2,090,786.24	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,167,577.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20A2	4,284,771.70	4,472,229.74	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,285,440.95	2,324,294.77	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,243,185.87	1,453,570.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,488,621.65	1,365,191.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,069,329.78	940,219.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,288,824.81	1,358,638.53	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,252,074.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,147,552.88	3,287,922.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	858,451.40	805,179.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,021,258.29	1,078,892.31	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	977,275.06	1,027,004.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,627,581.24	1,335,741.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	893,045.56	920,178.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	859,306.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	773,479.12	823,252.49	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	809,538.66	638,184.14	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,048,752.07	871,714.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	761,112.94	923,905.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	558,349.51	499,437.13	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	450,219.36	289,443.30	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	425,513.85	223,240.62	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	407,224.88	419,239.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	390,335.20	412,368.92	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	529,273.25	550,872.50	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	335,284.30	311,742.04	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	392,457.25	339,892.73	01/01/24	09/30/24	--	0.00	0.00	17,798.04	17,798.04	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	568,067,843.34	545,570,107.39				0.00	0.00	148,937.48	148,937.48	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.317961%	3.303509%	70
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318105%	3.303652%	71
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318239%	3.303787%	72
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318382%	3.303930%	73
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318510%	3.304058%	74
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318638%	3.304186%	75
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318773%	3.304321%	76
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.318900%	3.304448%	77
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.319035%	3.304583%	78
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.319160%	3.304708%	79
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.319302%	3.304850%	80
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.319427%	3.304974%	81
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	30530160	11/06/24	0	B	131,139.44	131,139.44	12,257.85	27,235,819.28	08/26/24	2
46	30507727	11/06/24	0	B	17,798.04	17,798.04	0.00	3,751,168.58
Totals					148,937.48	148,937.48	12,257.85	30,986,987.86
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		83,173,560	83,173,560		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		190,151,718	190,151,718		0	0
49 - 60 Months		0	0		0	0
> 60 Months		834,478,106	834,478,106		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	1,107,803,384	1,107,803,384	0	0	0	0
Nov-24	1,108,234,058	1,108,234,058	0	0	0	0
Oct-24	1,108,639,716	1,108,639,716	0	0	0	0
Sep-24	1,109,067,828	1,109,067,828	0	0	0	0
Aug-24	1,109,459,157	1,109,459,157	0	0	0	0
Jul-24	1,109,849,250	1,109,849,250	0	0	0	0
Jun-24	1,110,261,084	1,110,261,084	0	0	0	0
May-24	1,110,648,641	1,110,648,641	0	0	0	0
Apr-24	1,111,058,028	1,111,058,028	0	0	0	0
Mar-24	1,111,443,066	1,111,443,066	0	0	0	0
Feb-24	1,111,873,164	1,111,873,164	0	0	0	0
Jan-24	1,112,255,624	1,112,255,624	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	30530160	27,185,422.70	27,235,819.28	47,450,000.00	04/29/21	1,284,688.19	0.82000	09/30/23	09/06/31	320
Totals		27,185,422.70	27,235,819.28	47,450,000.00		1,284,688.19

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	30530160	MF	PA	08/26/24	2

12/11/2024 - Loan transferred to the Special Servicer on 8/26/2024 due to various ongoing defaults (Guarantor voluntary Bankruptcy Ch 11 filing and a Sequestrator appointed in favor of Shin Da Enterprises at the Property). Collateral consists of a 9-story, 95-unit (incl. 3 units leased to SoSuite Inc. for short-term rentals), multifamily complex located in the Callowhill submarket of Philadelphia. NOI/DSCR/Occ/DY: 3Q23 $1.31MM/0.83x/82%/4.8%. Updated financials are pending receipt. A

Notice of Defa ult and Reservation of Rights were sent. The Lender filed its Motion to Intervene and Proof of Claim regarding the various litigation. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
10	0.00	0.00	5,674.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,674.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,674.13

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Supplemental Notes
None

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